Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2019
Amendments to IAS 1 and IAS 8 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 1 and IAS 8
Description of nature of impending change in accounting policy	Presentation of Financial Statements and Accounting Policies, Changes in Accounting Estimates and Errors.
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IFRS 3 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IFRS 3
Description of nature of impending change in accounting policy	Definition of a Business.
Date by which application of new IFRS is required	Jan. 01, 2020
IFRS 17 [Member]
Statement [Line Items]
Title of new IFRS	IFRS 17
Description of nature of impending change in accounting policy	Insurance Contracts.
Date by which application of new IFRS is required	Jan. 01, 2021
Amendments To IAS 39 IFRS 7 And IFRS 9 [Member]
Statement [Line Items]
Title of new IFRS	Amendments to IAS 39, IFRS 7 and IFRS 9
Description of nature of impending change in accounting policy	Interest Rate Benchmark Reform
Date by which application of new IFRS is required	Jan. 01, 2021